Performance Management	Feb. 26, 2026
InfraCap MLP ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 65.99% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (74.01)% (quarter ended 3/31/2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	65.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(74.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Years	10 Years
Before taxes	0.42%	26.72%	4.09%
After taxes on distributions(1)	(1.50)%	24.64%	3.09%
After taxes on distributions and sale of shares(1)	1.71%	21.82%	3.07%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.13%	13.40%	14.45%
Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)	8.14%	25.71%	8.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
InfraCap REIT Preferred ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and the index the Fund seeks to track, in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 19.87% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (29.45)% (quarter ended 3/31/2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	19.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(29.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Years	Since Inception(1)
Before taxes	3.82%	2.09%	3.17%
After taxes on distributions(2)	0.69%	(0.42)%	0.88%
After taxes on distributions and sale of shares(2)	2.22%	0.48%	1.42%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.13%	13.40%	14.44%
Indxx REIT Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	4.20%	2.77%	3.90%

(1)	The Fund commenced operations on February 7, 2017.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus InfraCap U.S. Preferred Stock ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 45.22% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (50.96)% (quarter ended 3/31/2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	45.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(50.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Years	Since Inception(1)
Before taxes	7.49%	9.20%	7.60%
After taxes on distributions(2)	4.90%	6.50%	4.82%
After taxes on distributions and sale of shares(2)	5.35%	6.40%	5.00%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.13%	13.40%	14.16%
S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	5.01%	2.12%	4.17%

(1)	The Fund commenced operations on May 15, 2018.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus Biotech Clinical Trials ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compared with a broad-based index and the index the Fund seeks to track, in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 59.35% (quarter ended 12/31/2019).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (34.52)% (quarter ended 3/31/2016).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	59.35%
Highest Quarterly Return, Date	Dec. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(34.52%)
Lowest Quarterly Return, Date	Mar. 31, 2016
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Years	10 Years
Before taxes	63.80%	(4.34)%	3.33%
After taxes on distributions(1)	62.72%	(4.57)%	3.16%
After taxes on distributions and sale of shares(1)	37.79%	(3.34)%	2.53%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.13%	13.40%	14.45%
LifeSci Biotechnology Clinical Trials Index (reflects no deduction for fees, expenses or taxes)	64.47%	(4.36)%	3.67%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus Biotech ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compared with a broad based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compared with a broad based index and the index the Fund seeks to track, in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 28.23% (quarter ended 3/31/2019).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (22.97)% (quarter ended 12/31/2018).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	28.23%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(22.97%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Years	10 Years
Before taxes	32.77%	8.40%	10.01%
After taxes on distributions(1)	32.77%	8.40%	10.01%
After taxes on distributions and sale of shares(1)	19.40%	6.63%	8.28%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.13%	13.40%	14.45%
LifeSci Biotechnology Products Index (reflects no deduction for fees, expenses or taxes)	34.18%	9.27%	10.93%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus Newfleet Multi-Sector Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five year, and since inception compare with a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five year, and since inception compare with a broad-based index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 9.54% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (9.18)% (quarter ended 3/31/2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	9.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(9.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Years	10 Years
Before taxes	8.64%	2.97%	4.32%
After taxes on distributions(1)	6.10%	0.89%	2.26%
After taxes on distributions and sale of shares(1)	5.05%	1.33%	2.39%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus Private Credit Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and the index the Fund seeks to track, in that order.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and the index the Fund seeks to track, in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the period shown in the bar chart, the highest return for a calendar quarter was 22.33% (quarter ended 06/30/2020).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (39.33)% (quarter ended 03/31/2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	22.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(39.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025	1 Year	5 Year	Since Inception(1)
Before taxes	(6.34)%	8.23%	5.83%
After taxes on distributions(2)	(11.07)%	3.74%	1.48%
After taxes on distributions and sale of shares(2)	(3.60)%	4.51%	2.57%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.86%
Indxx Private Credit Index (reflects no deduction for fees, expenses or taxes)	(6.03)%	8.76%	6.55%

(1)	The Fund commenced operations on February 7, 2019.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus Real Asset Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and the index the Fund seeks to track, in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 22.97% (quarter ended 12/31/20).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (35.96)% (quarter ended 03/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	22.97%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(35.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2025)	1 Year	5 Year	Since Inception(1)
Before taxes	6.52%	5.40%	3.78%
After taxes on distributions(2)	4.93%	3.90%	2.37%
After taxes on distributions and sale of shares(2)	4.24%	3.84%	2.56%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses, or taxes)	17.13%	13.40%	15.63%
Indxx Real Asset Income Index (reflects no deduction for fees, expenses or taxes)	7.33%	5.97%	4.41%

(1)	The Fund commenced operations on February 7, 2019.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Phone [Text]	(888) 383-0553
Virtus WMC International Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. For periods prior to July 20, 2020, performance shown is that of the Fund using a factor-based global equity investment strategy. Therefore, the performance shown for periods prior to July 20, 2020 may have differed had the Fund’s current investment strategy been in effect. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s pastperformance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 18.15% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (22.22)% (quarter ended 03/31/2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	18.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(22.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns – (For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns – (For the Period Ended December 31, 2024)	1 Year	5 Years	Since Inception(1)
Before taxes	40.23%	12.20%	9.94%
After taxes on distributions(2)	38.51%	10.36%	8.40%
After taxes on distributions and sale of shares(2)	24.85%	9.10%	7.48%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	7.03%
MSCI World ex USA Value Index (net) (reflects no deduction for fees, expenses or taxes)	42.23%	13.94%	8.11%

(1)	The Fund commenced operations on October 10, 2017.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 383-0553